The GDL Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 40.0%
	Aerospace — 0.4%
20,600	Hexcel Corp.	$691,130

	Automotive: Parts and Accessories — 0.4%
40,000	Haldex AB†	186,694
14,000	Navistar International Corp.†	609,560

		796,254

	Building and Construction — 1.4%
2,000	Hinokiya Group Co. Ltd.	37,245
2,000	Huttig Building Products Inc.†	4,380
40,000	Lennar Corp., Cl. B	2,626,400

		2,668,025

	Business Services — 0.9%
35,000	Advanced Disposal Services Inc.†	1,058,050
6,000	Ahlstrom-Munksjo Oyj	126,485
160,000	Clear Channel Outdoor Holdings Inc.†	160,000
1,000	Devoteam SA†	114,197
2,000	eWork Group AB	16,727
87,000	exactEarth Ltd.†	50,636
500	Internationella Engelska Skolan i Sverige Holding II AB	4,444
2,000	MDC Partners Inc., Cl. A†	3,220
20,000	Perceptron Inc.	136,000

		1,669,759

	Cable and Satellite — 0.9%
23,000	Liberty Global plc, Cl. A†.	483,230
48,000	Liberty Global plc, Cl. C†.	985,680
18,000	Liberty Latin America Ltd., Cl. A†	148,500
4,842	Liberty Latin America Ltd., Cl. C†	39,414

		1,656,824

	Computer Software and Services — 2.3%
41,400	MobileIron Inc.†	290,214
6,000	NortonLifeLock Inc.	125,040
130,000	Rosetta Stone Inc.†	3,897,400

		4,312,654

	Electronics — 1.5%
72,000	Bel Fuse Inc., Cl. A	802,800
292,000	Fitbit Inc., Cl. A†	2,032,320
2,500	Gunnebo AB†	6,937

		2,842,057

	Energy and Utilities — 0.9%
20,000	Alvopetro Energy Ltd.†	8,561
3,000	Avista Corp.	102,360
40,000	Endesa SA	1,070,687
200	Equitrans Midstream Corp.	1,692
460,000	Gulf Coast Ultra Deep Royalty Trust	3,220
20,000	Noble Energy Inc.	171,000

Shares		Market Value
25,000	Primo Water Corp.	$355,000

		1,712,520

	Entertainment — 1.9%
495,000	Central European Media Enterprises Ltd., Cl. A†	2,074,050
3,500	Fox Corp., Cl. A	97,405
49,000	Fox Corp., Cl. B	1,370,530

		3,541,985

	Financial Services — 3.5%
2,000	E*TRADE Financial Corp.	100,100
200,000	Hastings Group Holdings plc	651,372
45,000	MoneyGram International Inc.†	127,125
8,000	National General Holdings Corp.	270,000
4,000	NIBC Holding NV	34,752
1,000	Standard AVB Financial Corp.	32,650
15,000	Steel Partners Holdings LP†	92,609
100,000	TD Ameritrade Holding Corp.	3,915,000
7,000	Willis Towers Watson plc	1,461,740

		6,685,348

	Food and Beverage — 3.7%
391,000	Craft Brew Alliance Inc.†	6,451,500
30,000	Massimo Zanetti Beverage Group SpA	174,461
350,000	Premier Foods plc†	417,753
700,000	Yashili International Holdings Ltd.†	46,064

		7,089,778

	Health Care — 14.5%
110,000	Aimmune Therapeutics Inc.†	3,789,500
60,000	Akcea Therapeutics Inc.†	1,088,400
150,000	Akorn Inc.†	4,275
10,000	AstraZeneca plc, ADR	548,000
30,000	Idorsia Ltd.†	805,819
35,000	Immunomedics Inc.†	2,976,050
5,500	Intersect ENT Inc.†	89,705
4,000	Livongo Health Inc.†	560,200
40,000	Medicrea International†	325,474
170,000	Momenta Pharmaceuticals Inc.†	8,921,600
100,000	Pacific Biosciences of California Inc.†	987,000
23,000	QIAGEN NV†	1,201,980
20,000	Varian Medical Systems Inc.†	3,440,000
96,000	Wright Medical Group NV†	2,931,840

		27,669,843

	Hotels and Gaming — 0.2%
18,000	Cherry AB, Cl. B†(a)	174,858
1,000	Flutter Entertainment plc†	158,069
20,000	William Hill plc	71,744

		404,671

	Machinery — 0.3%
13,000	CIRCOR International Inc.†	355,550
15,000	CNH Industrial NV†	116,917

The GDL Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
2,000	IMA Industria Macchine Automatiche SpA	$157,813
3,000	Neles Oyj	40,643

		670,923

	Metals and Mining — 0.3%
50,000	Alamos Gold Inc., Cl. A	440,500
20,000	Artemis Gold Inc.†	93,124

		533,624

	Paper and Forest Products — 0.7%
115,000	Canfor Corp.†	1,294,619

	Real Estate — 1.6%
255,000	Atrium European Real Estate Ltd.	711,564
12,000	Condor Hospitality Trust Inc., REIT	31,440
100,000	Jernigan Capital Inc., REIT	1,714,000
20,000	Rayonier Inc., REIT	528,800

		2,985,804

	Retail — 0.8%
191,166	Hudson Ltd., Cl. A†	1,452,862
3,000	METRO AG	29,968

		1,482,830

	Specialty Chemicals — 0.0%
4,000	SGL Carbon SE†	14,773

	Telecommunications — 2.6%
9,000	Acacia Communications Inc.†	606,600
15,000	Cincinnati Bell Inc.†	225,000
175,000	Koninklijke KPN NV	411,796
1,200	Loral Space & Communications Inc.	21,960
15,000	NTT DOCOMO Inc., ADR	550,200
21,000	Parrot SA†	105,873
26,000	Sunrise Communications Group AG	3,076,923

		4,998,352

	Transportation — 0.4%
40,000	Abertis Infraestructuras SA†(a)	280,921
2,000	XPO Logistics Europe SA†	555,744

		836,665

	Wireless Communications — 0.8%
713,121	NII Holdings Inc., Escrow†	1,547,473

	TOTAL COMMON STOCKS	76,105,911

	CLOSED-END FUNDS — 5.0%
415,000	Altaba Inc., Escrow†	9,399,750
2,000	MVC Capital Inc.	15,620

	TOTAL CLOSED-END FUNDS	9,415,370

Shares		Market Value
	PREFERRED STOCKS — 0.0%
	Electronics — 0.0%
317	WESCO International Inc., Ser. A, 10.625%	$8,876

	Financial Services — 0.0%
3,004	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	57,196

	TOTAL PREFERRED STOCKS	66,072

	CONVERTIBLE PREFERRED STOCKS— 0.0%
	Telecommunications — 0.0%
1,000	Cincinnati Bell Inc. 6.750%, Ser. B	48,500

	RIGHTS — 0.7%
	Entertainment — 0.0%
225,000	Media General Inc., CVR†(a)	0

	Health Care — 0.5%
70,000	Achillion Pharmaceuticals Inc., CVR†	35,000
215,942	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†	269,927
79,391	Ambit Biosciences Corp., CVR†(a)	160,767
109,000	Bristol-Myers Squibb Co., CVR†	245,250
103,040	Dova Pharmaceuticals Inc., CVR†	51,520
400,000	Elanco Animal Health Inc., CVR†	4,000
300,000	Innocoll, CVR†(a)	3
125,000	Ipsen SA/Clementia, CVR†(a)	168,750
23,000	Ocera Therapeutics, CVR†(a)	3,450
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
18,000	Stemline Therapeutics Inc., CVR†(a)	0
346,322	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
11,000	Tobira Therapeutics Inc., CVR†(a)	660

		939,327

	Metals and Mining — 0.2%
419,000	Pan American Silver Corp., CVR†	326,778

	TOTAL RIGHTS	1,266,105

The GDL Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 54.3%
	U.S. Cash Management Bills — 0.2%
$ 436,000	0.094%††, 11/10/20	$435,967

	U.S. Treasury Bills — 54.1%
102,681,000	0.080% to 0.165%†††, 10/01/20 to 03/25/21(b)	102,668,704

	TOTAL U.S. GOVERNMENT OBLIGATIONS	103,104,671

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $191,075,988)	$190,006,629

Shares
	SECURITIES SOLD SHORT — (4.2)%
	Building and Construction — (1.3)%
30,000	Lennar Corp., Cl. A	$2,450,400

	Financial Services — (2.9)%
7,560	Aon plc, Cl. A	1,559,628
2,086	Morgan Stanley	100,858
108,370	The Charles Schwab Corp.	3,926,245

		5,586,731

	TOTAL SECURITIES SOLD SHORT (Proceeds received $6,865,724)(c)	$8,037,131

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At September 30, 2020, $17,700,000 of the principal amount was pledged as collateral for securities sold short, and forward foreign exchange contracts.
(c)	At September 30, 2020, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	89.4%	$169,843,193
Europe	10.3	19,529,927
Japan	0.3	587,445
Asia/Pacific	0.0	46,064

Total Investments — Long Positions	100.0%	$190,006,629

Short Positions
North America	(4.2)%	$(8,037,131)

Total Investments — Short Positions	(4.2)%	$(8,037,131)

*	Total investments exclude securities sold short.

As of September 30, 2020, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	3,110,894	CHF	2,860,000	State Street Bank and Trust Co.	10/29/20	$3,185
USD	313,928	SEK	2,800,000	State Street Bank and Trust Co.	10/29/20	1,191
USD	3,396,335	EUR	2,900,000	State Street Bank and Trust Co.	10/29/20	(5,804)
USD	1,050,637	CAD	1,400,000	State Street Bank and Trust Co.	10/29/20	(866)
USD	508,844	GBP	400,000	State Street Bank and Trust Co.	10/29/20	(7,373)

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$(9,667)

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